Income taxes - Classification in the consolidated balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Income taxes
Deferred tax assets, net	¥ 279,464	$ 39,362	¥ 289,191
Deferred tax liabilities	¥ 165,498	$ 23,310	¥ 359,668